UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.6%

                                                  SHARES        VALUE
                                               -----------   -----------
ELECTRIC UTILITIES - 26.8%
   Calpine *................................        86,000   $ 1,172,180
   CMS Energy...............................       100,000     1,626,000
   DTE Energy...............................         4,000       192,680
   Edison International.....................        30,000     1,031,100
   FPL Group................................        30,000     1,561,500
   Integrys Energy Group....................        47,000     2,331,670
   ITC Holdings.............................        19,000     1,060,770
   National Grid PLC ADR....................         5,900       286,209
   NiSource.................................        24,300       396,090
   NSTAR....................................        45,000     1,647,000
   NV Energy................................        52,000       649,480
   OGE Energy...............................        12,000       496,560
   Pinnacle West Capital....................        53,200     1,986,488
   SCANA....................................        10,000       394,700
   TECO Energy..............................        25,000       423,250
   Wisconsin Energy.........................         5,000       262,550
                                                             -----------
                                                              15,518,227
                                                             -----------
ENERGY - 25.8%
   BP ADR...................................        45,800     2,388,470
   Cameron International *..................        15,000       591,900
   Cenovus Energy...........................        32,600       955,180
   Chevron..................................         4,000       325,760
   Diamond Offshore Drilling................        14,000     1,107,400
   EnCana...................................         5,300       175,271
   EOG Resources............................         9,500     1,065,140
   Exxon Mobil..............................        22,200     1,506,270
   Petroleo Brasileiro ADR..................        10,000       424,300
   Schlumberger.............................        13,500       964,170
   Southwestern Energy *....................        18,000       714,240
   Transocean *.............................        28,000     2,028,600
   Ultra Petroleum *........................        13,500       644,895
   Weatherford International *..............        21,000       380,310

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                  SHARES        VALUE
                                               -----------   -----------
ENERGY - CONTINUED
   Williams.................................        70,000   $ 1,652,700
                                                             -----------
                                                              14,924,606
                                                             -----------
FINANCIAL SERVICES - 8.5%
   Berkshire Hathaway, Cl B *...............        64,000     4,928,000
                                                             -----------
GAS - 16.6%
   Copano Energy (A)........................        15,000       393,000
   Enterprise Products Partners (A).........        10,000       354,600
   EQT......................................        63,500     2,761,615
   MarkWest Energy Partners (A).............         4,000       123,000
   Oneok....................................        50,000     2,457,000
   ONEOK Partners (A).......................         5,000       308,150
   Sempra Energy............................        30,000     1,475,400
   South Jersey Industries..................        32,000     1,443,520
   Southwest Gas............................        10,000       311,000
                                                             -----------
                                                               9,627,285
                                                             -----------
INFORMATION TECHNOLOGY - 0.3%
   Itron *..................................         2,000       159,220
                                                             -----------
MATERIALS - 0.4%
   Nalco Holding............................         9,000       222,570
                                                             -----------
TELECOMMUNICATION SERVICES - 13.1%
   AT&T.....................................        83,704     2,181,326
   BCE......................................        30,000       903,000
   CenturyTel...............................        61,500     2,097,765
   CommScope *..............................        17,500       570,150
   Frontier Communications..................       170,000     1,353,200
   Telefonica ADR...........................         4,500       305,010
   Verizon Communications...................         5,000       144,450
                                                             -----------
                                                               7,554,901
                                                             -----------
WATER UTILITIES - 6.1%
   American Water Works.....................       141,000     3,070,980

THE ADVISORS' INNER CIRCLE FUND II                       REAVES SELECT
                                                         RESEARCH FUND
                                            APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                 SHARES         VALUE
                                               -----------   -----------
WATER UTILITIES - CONTINUED
   Veolia Environnement.....................        14,500   $   452,255
                                                             -----------
                                                               3,523,235
                                                             -----------
   TOTAL COMMON STOCK
     (Cost $54,077,318).....................                  56,458,044
                                                             -----------
SHORT-TERM INVESTMENT - 2.4%
   SEI Daily Income Trust Treasury II Fund,
      Cl B, 0.010% (B)
      (Cost $1,383,715).....................     1,383,715     1,383,715
                                                             -----------
   TOTAL INVESTMENTS - 100.0%
      (Cost $55,461,033) +..................                 $57,841,759
                                                             ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $57,816,763.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT APRIL 30, 2010, THESE SECURITIES AMOUNTED TO $1,178,750 OR 2.04% OF NET ASSETS.

(B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,461,033, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,750,074 AND $(3,369,348), RESPECTIVELY.

     AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHR-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/:Philip T. Masterson
                                        -----------------------------------
                                        Philip T. Masterson

                                        President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/:Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2010


By (Signature and Title)                /s/:Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2010